Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies [Abstract]
Schedule of useful lives are used in the calculation of depreciation
Molds	5 years
Vehicles	4 years
Computers and equipment	3 - 10 years
Leasehold improvements	3 years